GENERAL - Reconciliation of Partnership's Weighted Average Number of Common Limited Partner Units (Parenthetical) (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Units excluded from the calculation of diluted weighted average number of limited partners' units, because of their anti-dilutive effect	563,183	560,839	563,183	560,839	1,333,572	289,937